Offerings	Apr. 16, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares of Beneficial Interest
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares Representing Preferred Shares
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $.01 par value per share
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650.00
Offering Note	(a) An indeterminate number of or aggregate principal amount of the securities is being registered as may at various times be issued at indeterminate prices, with an aggregate public offering price not to exceed $1,500,000,000 or the equivalent thereof in one or more currencies or, if any debt securities are issued at any original issuance discount, such greater amount as shall result in net proceeds of $1,500,000,000 to the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, including under any anti-dilution provisions, or that are issued in units or represented by depositary shares. (b) Each depositary share will be issued under a deposit agreement and will be evidenced by a depositary receipt. In the event the registrant elects to offer to the public fractional interests in preferred shares of beneficial interest registered hereunder, depositary receipts will be distributed to those persons purchasing such fractional interests, and preferred shares of beneficial interest will be issued to the depositary under the deposit agreement. No separate consideration will be received for the depositary shares. (c) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. (d) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.